Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information about Trade and Other Receivables

in CHF thousands	2022	2021
Trade receivables	521	23,710
Value added tax	250	1,770
Withholding tax	173	24
Other receivables	75	146
Balance at December 31	1,019	25,650
Trade receivables are denominated in the following currencies:

in CHF thousands	2022	2021
CHF	160	958
EUR	—	3,127
USD	361	19,625
Balance at December 31	521	23,710